Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long Term Debt
Total debt	$ 8,846,504	$ 8,871,521
Less current maturities	(63,706)	(63,139)
Long-term debt	8,782,798	8,808,382
Term Loans [Member]
Long Term Debt
Total debt	5,949,383	5,999,337
Tax-exempt bonds [Member]
Long Term Debt
Total debt	30,000
Capital Lease Obligations [Member]
Long Term Debt
Total debt	48,361	51,731
Other [Member]
Long Term Debt
Total debt	41,143	36,122
8.875% Senior Noted Due 2015 [Member]
Long Term Debt
Total debt	1,777,617	2,784,331
8% Senior Notes Due 2019 [Member]
Long Term Debt
Total debt	$ 1,000,000